Right to Use Assets and Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Total	$ 453,312	$ 479,959
Less: short term portion	(113,764)	(110,678)	$ (559,568)
Long term position	339,548	369,281
Right to Use Liability Net - Related Party [Member]
Total	53,442	55,372
Right to Use Liability Net [Member]
Total	61,789	70,901
Right to Use Liability Net One [Member]
Total	$ 338,081	$ 353,686